Loans and financing	12 Months Ended
Dec. 31, 2017
Loans and financing [Abstract]
Loans and financing
13.	Loans and financing

Breakdown of loans and financing is as follows:

		Additional information	Annual charges	2017	2016

Working capital	Working capital	(a)	CDI + 2.0% p.a.	357,789	-
	Working capital		CDI + 0.05% p.m.	2,541
	Working capital	(b)	CDI + 7.0% p.a.	-	1
	Working capital	(b)	IPC + 7.0% p.a.	-	2,406
BNDES	FINAME	(c)	TJLP + 3.9% to 5.5% p.a.	1,496	4,538
	FINAME	(c)	TJLP + 10.30% to 12.9% p.a.	31	64
	FINAME	(c)	TJLP + 1.4% to 11.0% p.a.	-	-
	FINAME	(c)	TJLP + 1.0% to 12.9% p.a.	197	1,294
	FINAME	(c)	TJLP + 2.5% to 4.6% p.a.	2,643	6,239
	FINAME	(c)	TJLP + 5.1% to 9.0% p.a.	1,915	6,376
Lease	Lease	(d)	1.92% p.m to 13.60% p.m	18,902	-
	Lease	(d)	4.1% p.m. to 14.0% p.m.	-	5,779

Total loans and financing				385,514	26,697
Current				14,139	16,732
Non-current		(e)		371,375	9,965

(a)
On June 13, 2017, Estre and BTG Pactual executed a private debt acknowledgment instrument (Instrumento Particular de Confissão de Dívida) that progressively repealed and replaced the indenture governing the first issuance of debentures, and had substantially the same terms and conditions as those debentures. As part of Estre’s debt restructuring described in Note 1.2, Estre, the Company partially repaid the outstanding balance of these debentures and related debt acknowledgment instrument. For additional information, see note 14.

(b)	Loans raised for capital expenditure, new business acquisitions and other projects. Guarantees provided consist of receivables, promissory notes and shareholders’ collateral signatures.
In 2015, three credit lines were withdraw from Banco Original, amounting to a total of R$31,000, and from BIC Banco, amounting to R$20,000. These credit lines were fully settled in 2017.
(c)
Financing for investment in infrastructure and implementation of new waste treatment units and fleet renewal. The related assets are pledged as collateral in addition to the Company’s and shareholders’ collateral signatures.

(d)	Finance lease, guaranteed by the leased item.

The loans and financing repayment schedule at December 31, 2017 and 2016 was as follows:

Period	2017	2016

Through December 2019	1,709	5,548
Through December 2020	24,088	3,551
Through December 2021	40,005	866
Through December 2022	305,573	-
Total	371,375	9,965

Leases

Future minimum lease payments, under finance lease agreements together with the present value of net minimum lease payments are as follows:

	2017		2016
	Minimum payments	Present value of payments	Minimum payments	Present value of payments

Within one year	12,637	12,146	4,858	1,522
After one year, but before five years	37,406	37,019	12,405	3,057
Total minimum lease payments	50,043	49,165	17,263	4,579

Less amounts representing financial charges	(31,141)	-	(11,484)	-

Present value of minimum lease payments	18,902	49,165	5,779	4,579

During 2017 and 2016, the Company entered into financial lease agreements for certain vehicles.